Shareholders’ equity (Tables)	12 Months Ended
Dec. 31, 2021
The Company's shareholding structure is shown as follows:

The Company's shareholding structure is shown as follows:

	For the year ended December 31,
	2021		2020

	Number of shares	Participation	Number of shares with split effect	Participation
Controlling shareholders	557,857,105	41.42%	1,341,757,835	100.00%
Outstanding shares	788,817,372	58.58%	-	-
Total	1,346,674,477	100.00%	1,341,757,835	100.00%

Management proposed dividends to be distributed, considering the anticipation of interest on equity to its shareholders, calculated as follows:

Management proposed dividends to be distributed, considering the anticipation of interest on equity to its shareholders, calculated as follows:

	For the year ended December 31,
	2021	2020	2019
Net income for the year	1,610	1,398	1,047
Tax incentive reserve	709	—	—
% Legal reserve	5%	5%	5%
Legal reserve for the year	5	5	52
Minimum mandatory dividends - 25%	224	349	1

Interest on capital paid intermediaries (i)	56	264	247
Minimum mandatory dividends paid in the form of interest on shareholder´s equity	168	85	1

(i)	At a meeting of the Board of Directors held on September 30, 2021, the advance payment of interest on equity in the gross amount of R$63 was approved, pursuant to which the withholding tax was deducted in the amount of R$7, corresponding to the net amount of R$56.

Profit reserve

	For the year ended December 31,
	2021	2020
Net income for the year	1,610	1,398
Tax incentive reserve	709	—
Base for legal reserve	901	1,398
% Legal reserve	5%	5%
Legal reserve for the year	5	5

Schedule of option plan and compensation plan

Information relating to the Company's option plan and compensation plan is summarized below:

			As of December 31, 2021
			Number of shares (in thousands)
Granted series	Grant date	1st exercise date	Strike price on the grant date (in reais)	Grantees	Cancelled	Current
B8	5/31/2021	6/01/2024	0.01	363	(29)	334
C8	5/31/2021	6/01/2024	13.39	363	(29)	334
				726	(58)	668

Schedule of dilutive effect on options granted

The table below shows the maximum percentage of dilution to which current shareholders eventually being subject to in the event that all options granted are exercised until December 31, 2021:

For the year ended December 31,2021
(in thousands)
Number of shares	1,346,674
Balance of effective stock options granted	668
Maximum percentage of dilution	0,05%

Schedule of weighted average fair value of options granted

The expectation of remaining average life of the series outstanding at December 31, 2021 is 29 months. The weighted average fair value of options granted at December 31, 2021 was R$17.21 and R$7.69 (B8 and C8, respectively).

	Shares (in thousands)	Weighted average of exercise price (R$)	Weighted average of remaining contractual term
At December 31, 2020	-	-	-

At December 31, 2021
Granted in the year	726	6,70
Cancelled in the year	(58)	6,70
Outstanding at year end	668	6,70	2,42
Total to be exercised at December 31, 2021	668	6,70	2,42

Prior to the Company's spin-off from GPA, certain Company executives received compensation in the form of GPA stock options.

Prior to the Company's spin-off from GPA, certain Company executives received compensation in the form of GPA stock options.

			As of December 31, 2021
			Number of shares (in thousands)
Granted series	Grant date	1st exercise date	Strike price on the grant date (in reais)	Grantees	Exercised	Cancelled	Outstanding	Current
B5	5/31/2018	5/31/2021	0.01	2,970	(2,640)	(245)	(85)	—
C5	5/31/2018	5/31/2021	47.19	2,970	(2,410)	(300)	(260)	—
B6	5/31/2019	5/31/2022	0.01	2,310	(645)	(165)	—	1,500
C6	5/31/2019	5/31/2022	53.23	1,795	(610)	(210)	—	975
B7	1/31/2021	5/31/2023	0.01	3,365	(515)	(115)	—	2,735
C7	1/31/2021	5/31/2023	38.58	2,485	(520)	(115)	—	1,850
				15,895	(7,340)	(1,150)	(345)	7,060

The movement in the number of options granted, the weighted average of the exercise price and the weighted average of the remaining term are presented in the table below:

The movement in the number of options granted, the weighted average of the exercise price and the weighted average of the remaining term are presented in the table below:

	Shares (in thousands)	Weighted average exercise price (R$)	Weighted average remaining term
Total exercised on December 31, 2019	2,153	30.25	1.50

At December 31, 2020
Canceled in the year	(70)	42.59
Exercised in the year	(489)	23.93
Expired in the year	(126)	42.44
Outstanding at year end	1,468	30.71

Total exercised on December 31, 2020	1,468	30.71	0.88

Total exercised on December 31, 2020 considering split effect (note 22.1)	7,340	6.14	0.88

At December 31, 2021
Granted in the year	6,125	16.86	—
Canceled in the year	(270)	22.36	—
Exercised in the year	(5,785)	22.76	—
Expired in the year	(350)	35.30	—
Outstanding at year end	7,060	17.45	1.06
Total to be exercised at December 31, 2021	7,060	17.45	1.06